Related Party Balances and Transactions (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Schedule of Transactions With Related Parties Balances [Abstract]
Schedule of transactions with related parties balances
	March 31, 2023	June 30, 2022
	US$	US$
Current liabilities	3,613,282	3,322,862
Non-current liabilities	11,908,353	12,209,702
	15,521,635	15,532,564

	June 30, 2022	June 30, 2021
	US$	US$
Current liabilities	3,322,862	3,033,028
Non-current liabilities	12,209,702	12,666,389
	15,532,564	15,699,417